August 31, 2015

Sonny Oh
Staff Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products	VIA EDGAR
100 F Street, N.E.
Washington, D.C. 20549

Re:	Post-Effective Amendment Filing Pursuant to Rule 485(a)

Securian Funds Trust

File Numbers: 002-96990 and 811-04279

Dear Mr. Oh:

The accompanying post-effective amendment to the Registration Statement on Form N-1A for Securian Funds Trust (“Securian Trust”) is being filed electronically with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “Securities Act”), with a proposed effective date of November 18, 2015. This amendment reflects the addition to Securian Trust of a new series named the SFT Advantus Managed Volatility Equity Fund.

In connection with the above-referenced filing, Securian Trust also hereby acknowledges that:

1.	Securian Trust is responsible for the adequacy and accuracy of the disclosure in the filing.

2.	Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing.

3.	Securian Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Questions regarding this filing may be directed to the undersigned at (651) 665-3747.

Sincerely,

/s/ Michael T. Steinert

Michael T. Steinert

Senior Counsel, Law

MTS: kdj

cc: Michael J. Radmer, Esq., Dorsey & Whitney LLP